                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)

  PAR
  AMOUNT
  (000)     DESCRIPTION                                        COUPON     MATURITY         VALUE
  -------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS 184.2%
            ALABAMA 4.2%
  $   1,000 Birmingham Baptist Med Ctr AL
               Spl Care Fac Fin Auth Rev
               Baptist Hlth Sys Inc Ser A ........              5.000%     11/15/30    $  1,018,080
      3,420 University AL at Birmingham
               Hosp Rev Ser A (k) ................              5.000      09/01/36       3,531,617
      4,845 University AL at Birmingham
               Hosp Rev Ser A (k) ................              5.000      09/01/41       4,976,639
                                                                                       ------------
                                                                                          9,526,336
                                                                                       ------------
            ALASKA 0.7%
      1,500 Northern Tob Sec Corp AK Tob
               Settlement Rev Asset
               Bkd Ser A .........................              5.000      06/01/46       1,507,665
                                                                                       ------------

            ARIZONA 2.6%
      1,750 Glendale, AZ Indl Dev Auth Rfdg ......              5.000      12/01/35       1,778,630
      4,000 University Med Ctr Corp AZ
               Hosp Rev ..........................              5.000      07/01/35       4,074,120
                                                                                       ------------
                                                                                          5,852,750
                                                                                       ------------
            ARKANSAS 1.3%
      2,780 Washington Cnty, AR Hosp Rev
               Regl Med Ctr Rfdg Ser B ...........              5.000      02/01/30       2,840,660
                                                                                       ------------

            CALIFORNIA 23.3%
      5,000 Alameda Corridor Transn Auth
               CA Conv Cap Apprec Sub
               Lien Rfdg Ser A (AMBAC
               Insd) (e) .........................            0/5.400      10/01/24       4,060,650
      3,330 Anaheim, CA Ctf Partn Anaheim
               Mem Hosp Assn Rfdg
               (AMBAC Insd) (d) ..................              5.000      05/15/13       3,333,696
      1,125 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Merced Cnty
               Rfdg Ser A ........................              5.250      06/01/45       1,153,530

      1,000 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Sonoma Cnty
               Corp Rfdg .........................              5.125      06/01/38       1,016,890
      1,000 California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg .........              5.000      11/15/27       1,037,740
      3,495 California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg (k) .....              5.000      11/15/34       3,608,937
      1,200 California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A ...........              5.250      04/01/39       1,266,360
        500 California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser B (AMT) .........              5.000      07/01/27         516,175
         20 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Ser C (GNMA Collateralized)
               (AMT) .............................              7.800      02/01/28          20,387
      2,000 California St (MBIA-IBC Insd) ........              5.000      02/01/32       2,068,300
      5,005 California St (AMBAC Insd) ...........              5.125      10/01/27       5,105,100
      3,185 California Statewide Cmntys
               Dev Auth Rev Daughters of
               Charity Hlth Ser A ................              5.000      07/01/39       3,227,456
      1,250 California Statewide Cmntys
               Dev Auth Rev Daughters of
               Charity Hlth Ser A ................              5.250      07/01/30       1,308,787
      1,000 California Statewide Cmntys
               Dev Auth Rev Hlth Fac
               Adventist Hlth Ser A ..............              5.000      03/01/30       1,029,770
      1,200 California Statewide Cmntys
               Dev Auth Rev Kaiser
               Permanente Ser B ..................              5.000      03/01/41       1,237,512
      2,000 California Statewide Cmntys
               Dev Auth Rev Kaiser
               Permanente Ser B ..................              5.250      03/01/45       2,106,940

      5,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Conv Cap Apprec
               Rfdg (e) ..........................            0/5.800      01/15/20       4,637,850
      1,465 Los Angeles Cnty, CA Met
               Transn Auth Sales Tax Rev
               Prop C Second Sr Rfdg Ser A
               (AMBAC Insd) ......................              5.000      07/01/23       1,498,036
      2,000 Los Angeles Cnty, CA Pub Wks
               Fin Auth Rev Sr Lien Rfdg Ser
               A (FSA Insd) ......................              5.500      10/01/18       2,205,300
      3,500 Palm Springs, CA Fin Auth
               Lease Rev Convention Ctr Proj
               Ser A (MBIA Insd) .................              5.500      11/01/35       3,872,155
      1,000 Tobacco Sec Auth Northn CA
               Tob Settlement Rev Asset Bkd Bds
               Ser A1 ............................              5.375      06/01/38       1,039,390
      2,000 Tobacco Sec Auth Southn CA
               Tob Settlement Ser A1 .............              5.000      06/01/37       2,017,580
      5,000 Tobacco Sec Auth Southn CA
               Tob Settlement Ser A1 .............              5.125      06/01/46       5,075,950
                                                                                       ------------
                                                                                         52,444,491
                                                                                       ------------
            COLORADO 5.6%
      5,000 Colorado Ed & Cultural Fac
               Charter Sch Proj (XLCA Insd) ......              5.500      05/01/36       5,420,200
      1,000 Colorado Hlth Fac Auth Rev
               Catholic Hlth Initiatives Ser
               A (d) .............................              5.500      03/01/32       1,071,670
      1,250 Colorado Hlth Fac Auth Rev
               Covenant Retirement Cmnty
               Inc ...............................              5.000      12/01/35       1,265,500
      1,000 Colorado Hlth Fac Auth Rev
               Hosp Parkview Med Ctr Proj ........              6.500      09/01/20       1,090,380

      1,000 Colorado Hlth Fac Auth Rev
               Hosp Portercare Adventist
               Hlth (Prerefunded @
               11/15/11) .........................              6.500      11/15/31       1,122,910
         25 Colorado Hsg Fin Auth Single
               Family Pgm Sr Ser C1 (AMT) ........              7.550      11/01/27          25,197
      1,500 Montrose, CO Mem Hosp ................              6.000      12/01/33       1,616,730
      1,000 Park Creek Met Dist CO Rev Sr
               Ltd Tax Ppty Tax Rfdg .............              5.500      12/01/30       1,062,740
                                                                                       ------------
                                                                                         12,675,327
                                                                                       ------------
            CONNECTICUT 0.7%
      1,500 Mashantucket Western Pequot
               Tribe CT Spl Rev Ser A
               (Prerefunded @ 09/01/07) (f) ......              6.400      09/01/11       1,538,970
                                                                                       ------------

            FLORIDA 0.7%
        115 Escambia Cnty, FL Hlth Fac Auth
               Hlth Fac Rev FL Hlthcare
               (AMBAC Insd) ......................              5.950      07/01/20         119,162
      1,300 Highlands Cnty, FL Hlth Fac
               Auth Rev Adventist Hlth Sys
               Ser C .............................              5.250      11/15/36       1,374,841
                                                                                       ------------
                                                                                          1,494,003
                                                                                       ------------
            GEORGIA 3.4%
      4,000 Augusta, GA Wtr & Swr Rev
               (FSA Insd) ........................              5.250      10/01/22       4,206,120
      1,425 Georgia Muni Elec Auth Pwr Rev
               Rfdg Ser A (FGIC Insd) (d) ........              5.500      01/01/12       1,515,245
      1,870 Georgia Muni Elec Auth Pwr Rev
               Ser A (FGIC Insd) (g) .............              5.500      01/01/12       1,967,409
                                                                                       ------------
                                                                                          7,688,774
                                                                                       ------------
            ILLINOIS 7.1%
      1,305 Chicago, IL 2006 Proj Rfdg Ser
               A (MBIA Insd) .....................              5.500      01/01/38       1,385,466

      2,000 Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien Rfdg Ser
               A (MBIA Insd) (AMT) ...............              5.375      01/01/32       2,095,640
      2,540 Chicago, IL O'Hare Intl Arpt Rev
               Second Lien Passenger Fac
               Ser A (AMBAC Insd) (AMT) ..........              5.375      01/01/32       2,648,204
      1,885 Chicago, IL Tax Increment Alloc
               Sub Cent Loop Ser A (ACA
               Insd) .............................              6.500      12/01/08       1,970,956
        285 Cook Cnty, IL Sch Dist No. 100
               Berwyn South (FSA Insd) ...........              8.100      12/01/15         370,890
      1,000 Illinois Fin Auth Rev
               Northwestern Mem Hosp Ser A .......              5.500      08/15/43       1,084,590
      1,335 Illinois Fin Auth Solid Waste Rev
               Disp Waste Mgmt Inc Proj Ser
               A (AMT) ...........................              5.050      08/01/29       1,363,929
      1,350 Illinois Fin Auth Student Hsg Rev
               MJH Ed Assistance IV Sr Ser A .....              5.125      06/01/35       1,385,573
      2,300 Illinois Hsg Dev Auth Rev
               Homeowner Mtg Sub Ser C-2
               (AMT) .............................              5.150      08/01/37       2,380,707
      1,225 Pekin, IL Mtg Rev United Auto
               Workers Inc Proj Ser A (GNMA
               Collateralized) ...................              5.250      05/20/34       1,251,583
                                                                                       ------------
                                                                                         15,937,538
                                                                                       ------------
            INDIANA 9.1%
      3,065 Allen Cnty, IN War Mem
               Coliseum Additions Bldg Corp
               Ser A (AMBAC Insd) ................              5.750      11/01/25       3,322,889
      3,505 East Chicago, IN Elem Sch Bldg
               Corp First Mtg Rfdg (AMBAC
               Insd) (g) .........................              6.250      01/05/16       3,914,594

      5,000 Indianapolis, IN Loc Pub Impt Bd
               BK Arpt Auth Proj Ser B
               (MBIA Insd) (AMT) (k) .............              5.250      01/01/24       5,331,125
      6,480 Indianapolis, IN Loc Pub Impt Bd
               BK Arpt Auth Proj Ser B
               (MBIA Insd) (AMT) (k) .............              5.250      01/01/25       6,909,138
      1,000 Indiana St Dev Fin Auth Rev
               Rfdg (AMT) ........................              5.950      08/01/30       1,025,140
                                                                                       ------------
                                                                                         20,502,886
                                                                                       ------------
            IOWA   11.2%
      1,125 Coralville, IA Ctf Partn Ser D .......              5.250      06/01/26       1,192,613
      1,515 Des Moines, IA Pub Pkg Sys Rev
               Ser A (FGIC Insd) .................              5.750      06/01/14       1,605,127
      2,500 Tobacco Settlement Auth IA Tob
               Settlement Rev Asst Bkd Ser C .....              5.375      06/01/38       2,603,700
     18,980 Xenia Rural Wtr Dist IA Wtr Rev
               (CIFG Insd) (k) ...................              5.000      12/01/41      19,841,407
                                                                                       ------------
                                                                                         25,242,847
                                                                                       ------------
            KANSAS 3.7%
      1,735 Cowley Cnty, KS Uni Sch Dist
               No. 465 Winfield Impt Rfdg
               (MBIA Insd) (g) ...................              5.250      10/01/21       1,878,970
      1,000 Lawrence, KS Hosp Rev
               Lawrence Mem Hosp .................              5.125      07/01/36       1,048,680
      1,500 Overland Pk, KS Dev Corp Rev
               First Tier Ser A ..................              7.375      01/01/32       1,637,580
      3,500 Wamego, KS Pollutn Ctl Rev KS
               Gas & Elec Co Proj Rfdg (MBIA
               Insd) .............................              5.300      06/01/31       3,737,230
                                                                                       ------------
                                                                                          8,302,460
                                                                                       ------------

            KENTUCKY 2.3%
      5,010 Louisville & Jefferson Cnty KY
               Met Govt Hlth Sys Rev Norton
               Hlthcare Inc.  (k) ................              5.250      10/01/36       5,228,620
                                                                                       ------------

            LOUISIANA   5.2%
      7,930 Ernest N Morial New Orleans,
               LA Exhibit Hall Auth Spl Tax Sr
               Sub Ser A (AMBAC Insd) (g) ........              5.250      07/15/18       8,470,350
        980 Louisiana Hsg Fin Agy Rev
               Azalea Estates Rfdg Ser A
               (GNMA Collateralized) (AMT) .......              5.375      10/20/39       1,027,550
      2,000 New Orleans, LA Rfdg (FGIC
               Insd) .............................              5.500      12/01/21       2,199,780
                                                                                       ------------
                                                                                         11,697,680
                                                                                       ------------
            MARYLAND 12.8%
      2,000 Baltimore, MD Convention Ctr
               Hotel Rev Ser A
               (XLCA Insd) (k) ...................              5.250      09/01/24       2,174,000
     10,500 Maryland St Cmnty Dev Admin
               Dept Hsg & Cmnty  Dev
               Residential Ser L (AMT)  (k) ......              4.900      09/01/31      10,701,548
     11,720 Maryland St Cmnty Dev Admin
               Dept Hsg & Cmnty  Dev
               Residential Ser L (AMT) (k) .......              4.950      09/01/38      11,868,639
        800 Maryland St Econ Dev Corp
               Student Hsg Rev Collegiate
               Hsg Salisbury Ser A ...............              6.000      06/01/19         833,320
      1,000 Maryland St Econ Dev Corp Univ
               MD College Pk Proj
               (Prerefunded @ 06/01/13) ..........              5.625      06/01/35       1,103,890

      2,000 Maryland St Hlth & Higher Ed
               Fac Auth Rev MD Inst College
               of Art ............................              5.000      06/01/40       2,044,020
                                                                                       ------------
                                                                                         28,725,417
                                                                                       ------------
            MASSACHUSETTS 3.1%
      2,000 Massachusetts St Dev Fin Agy
               Semass Sys Ser A (MBIA
               Insd) .............................              5.625      01/01/15       2,162,940
      1,800 Massachusetts St Hlth & Ed Fac
               Auth Rev Univ MA Mem Issue
               Ser D .............................              5.000      07/01/33       1,822,752
      1,705 Massachusetts St Hlth & Ed Fac
               Auth Rev Vly Regl Hlth Sys
               Ser C (Connie Lee Insd) (g) .......              7.000      07/01/09       1,821,435
      1,145 Massachusetts St Indl Fin Agy
               Rev Wtr Treatment Amern
               Hingham (AMT) .....................              6.750      12/01/20       1,159,965
                                                                                       ------------
                                                                                          6,967,092
                                                                                       ------------
            MICHIGAN 1.0%
      1,000 Kent Hosp Fin Auth MI Rev Met
               Hosp Proj Ser A ...................              5.250      07/01/30       1,033,960
      1,000 Kent Hosp Fin Auth MI Rev Met
               Hosp Proj Ser A ...................              6.250      07/01/40       1,109,980
                                                                                       ------------
                                                                                          2,143,940
                                                                                       ------------
            MINNESOTA 0.5%
      1,000 Saint Paul, MN Hsg & Redev
               Auth Hosp Rev Hltheast Proj .......              6.000      11/15/35       1,093,770
                                                                                       ------------

            MISSISSIPPI 1.0%
      1,750 Mississippi Dev Bk Spl Oblig Cap
               Proj & Equip Acquisition Ser
               A2 (AMBAC Insd) ...................              5.000      07/01/24       1,772,732
        300 Mississippi Home Corp Single
               Family Rev Mtg Ser C (GNMA
               Collateralized) (AMT) .............              7.600      06/01/29         311,565

        115 Mississippi Home Corp Single
               Family Rev Mtg Ser F (GNMA
               Collateralized) (AMT) .............              7.550      12/01/27         117,927
                                                                                       ------------
                                                                                          2,202,224
                                                                                       ------------
            MISSOURI 4.2%
      1,250 Cape Girardeau Cnty, MO Indl
               Dev Auth Hlthcare Fac Rev
               Southeast MO Hosp Assoc ...........              5.625      06/01/27       1,301,212
      1,375 Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev Sr Living Fac
               Lutheran Ser A ....................              5.375      02/01/35       1,438,167
      3,855 Missouri St Hlth & Ed Fac Auth
               Hlth Fac Rev SSM Hlthcare
               Rfdg Ser AA (MBIA Insd) (d) .......              6.400      06/01/10       4,160,162
      2,250 Saint Charles, MO Ctf Partn Ser B ....              5.500      05/01/18       2,402,168
                                                                                       ------------
                                                                                          9,301,709
                                                                                       ------------
            NEBRASKA 0.9%
      1,965 Omaha Pub Pwr Dist NE Elec
               Rev Sys Ser A .....................              5.000      02/01/39       2,041,969
                                                                                       ------------

            NEVADA 1.1%
      1,500 Clark Cnty, NV Indl Dev Rev
               Southwest Gas Corp Proj Ser
               A (FGIC Insd) (AMT) ...............              4.750      09/01/36       1,501,080
      1,000 Clark Cnty, NV Indl Dev Rev
               Southwest Gas Corp Proj Ser
               A (AMBAC Insd) (AMT) ..............              5.250      07/01/34       1,053,580
                                                                                       ------------
                                                                                          2,554,660
                                                                                       ------------
            NEW JERSEY 9.2%
      1,000 New Jersey Econ Dev Auth Rev
               Cig Tax ...........................              5.500      06/15/31       1,053,630
        700 New Jersey Econ Dev Auth Rev
               Cig Tax ...........................              5.750      06/15/29         752,885

      2,500 New Jersey Econ Dev Auth Wtr
               Fac Rev NJ Amern Wtr Co Inc
               Proj Ser A (FGIC Insd) (AMT) ......              6.875      11/01/34       2,506,075
      6,500 New Jersey Econ Dev Auth Wtr
               Fac Rev NJ Amern Wtr Co Inc
               Ser A (AMBAC Insd) (AMT) ..........              5.250      11/01/32       6,846,320
     10,000 Tobacco Settlement Fin Corp NJ
               Ser 1A (h) ........................              4.750      06/01/34       9,593,000
                                                                                       ------------
                                                                                         20,751,910
                                                                                       ------------
            NEW MEXICO 1.3%
      1,500 Jicarilla, NM Apache Nation Rev
               Adj Ser A (Acquired 10/23/03,
               Cost $1,514,910) (a) ..............              5.000      09/01/18       1,567,080
      1,250 Jicarilla, NM Apache Nation Rev
               Adj Ser A (Acquired 10/23/03,
               Cost $1,275,475) (a) ..............              5.500      09/01/23       1,345,725
                                                                                       ------------
                                                                                          2,912,805
                                                                                       ------------
            NEW YORK 18.5%
      1,000 Nassau Cnty, NY Tob Settlement
               Corp Asst Bkd Ser A ...............              5.000      06/01/35       1,016,720
      1,000 Nassau Cnty, NY Tob Settlement
               Corp Asst Bkd Ser A ...............              5.125      06/01/46       1,020,760
      1,500 New York City Hsg Dev Corp
               Mulit-Family Hsg Rev Ser A
               (AMT) .............................              5.500      11/01/34       1,553,370
      3,500 New York City Hsg Dev Corp
               Multi-Family Rent Hsg Rev
               Progress of Peoples Dev Ser
               B (FNMA Collateralized)
               (AMT) .............................              4.950      05/15/36       3,565,450
      1,870 New York City Indl Dev Agy Civic
               Fac Rev Touro College Proj Ser A
               (Acquired 06/25/99 and 06/29/99,
               Cost $1,870,000) (a)...............              6.350      06/01/29       1,972,439

      1,400 New York City Indl Dev Agy Spl
               Fac Amern Airlines JFK Intl
               Arpt (AMT) ........................              7.625      08/01/25       1,712,032
          5 New York City Ser C ..................              7.250      08/15/24           5,013
      5,000 New York City Transitional Fin
               Auth Future Tax Sec Ser B .........              5.000      08/01/22       5,308,700
      4,000 New York City Transitional Fin
               Auth Future Tax Sec Ser D
               (MBIA Insd) .......................              5.250      02/01/20       4,287,520
         35 New York St Dorm Auth Rev
               Mental Hlth Svc Fac (FSA
               Insd) (g) .........................              5.875      08/15/16          37,300
      1,500 New York St Dorm Auth Rev Mt
               Sinai NYU Hlth ....................              5.500      07/01/26       1,525,980
      1,000 New York St Dorm Auth Rev
               Non St Supported Debt NYU
               Hosp Ctr Ser A ....................              5.000      07/01/26       1,019,140
      2,000 New York St Dorm Auth Rev
               Secd Hosp Gen Hosp Rfdg
               Ser N .............................              5.750      02/15/18       2,185,520
      1,990 New York St Mtg Agy Rev Ser
               101 (AMT) .........................              5.400      04/01/32       2,048,546
      6,880 Port Auth NY & NJ Cons 144th (k) .....              5.000      10/01/35       7,260,016
      6,000 Tsasc, Inc NY Ser 1 ..................              5.000      06/01/34       6,100,320
      1,000 Westchester Tob Asset Sec
               Corp NY ...........................              5.125      06/01/38       1,021,700
                                                                                       ------------
                                                                                         41,640,526
                                                                                       ------------

            NORTH CAROLINA   2.3%
      3,000 Charlotte, NC Ctf Partn
               Convention Fac Proj Rfdg Ser A ....              5.500      08/01/19       3,258,600
      1,700 North Carolina Muni Pwr Agy No
               1 Catawba Elec Rev Ser A
               (MBIA Insd) .......................              5.250      01/01/19       1,814,138
                                                                                       ------------
                                                                                          5,072,738
                                                                                       ------------
            OHIO  2.4%
      1,000 Cuyahoga Cnty, OH Hosp Fac
               Rev Canton Inc Proj ...............              7.500      01/01/30       1,098,070
      1,000 Delaware Cnty, OH Hlthcare Fac
               Rev Mtg Centrum at Willow
               Brook (FHA Gtd) ...................              6.550      02/01/35       1,011,970
        860 Ohio Hsg Fin Agy Mtg Rev
               Residential Ser A-1 (GNMA
               Collateralized) (AMT) .............              6.050      09/01/17         883,280
        640 Toledo Lucas Cnty, OH Port
               Auth Dev Rev Northwest OH
               Bd Fd Ser C (AMT) .................              6.000      05/15/11         666,631
      1,650 Toledo Lucas Cnty, OH Port
               Auth Dev Rev Northwest OH
               Bd Fd Ser C (AMT) .................              6.375      11/15/32       1,801,338
                                                                                       ------------
                                                                                          5,461,289
                                                                                       ------------
            OKLAHOMA 6.1%
      3,905 Jenks, OK Aquarium Auth Rev
               Rfdg (MBIA Insd) ..................              5.250      07/01/29       4,219,743
      1,475 Jenks, OK Aquarium Auth Rev
               Rfdg (MBIA Insd) ..................              5.250      07/01/33       1,589,962
      1,000 Mc Alester, OK Pub Wks Auth
               Util Sys Rev Cap Apprec (FSA
               Insd) .............................                *        02/01/31         342,080
        155 Oklahoma Hsg Fin Agy Single
               Family Mtg Rev
               Homeownership Ln Pgm Ser A
               (GNMA Collateralized) (AMT) .......              7.050      09/01/26         157,196

      5,000 Tulsa Cnty, OK Indl Auth Hlthcare
               Rev Saint Francis Hlth Sys (k) ....              5.000      12/15/36       5,163,025
      2,000 Tulsa Cnty, OK Pub Fac Auth
               Cap Impt Rev (AMBAC Insd)
               (Prerefunded @ 11/01/09) ..........              6.250      11/01/22       2,166,840
                                                                                       ------------
                                                                                         13,638,846
                                                                                       ------------
            PENNSYLVANIA 0.9%
      2,000 Philadelphia, PA Hosp & Higher
               Ed Fac Auth Hosp Rev PA
               Hosp Rfdg (d) .....................              6.350      07/01/07       2,021,460
                                                                                       ------------

            SOUTH CAROLINA   9.4%
      2,420 Beaufort Cnty, SC Tax
               Increment New Riv Redev Proj
               Area (MBIA Insd) (g) ..............              5.500      06/01/20       2,620,787
     10,000 Charleston Ed Excellence Fin
               Corp SC Rev Charleston Cnty
               Sch Dist  (k) .....................              5.250      12/01/26      10,666,875
      3,000 Dorchester Cnty, SC Sch
               Dist No 002 Installment Pur
               Rev Growth ........................              5.000      12/01/30       3,131,280
      3,000 Medical Univ SC Hosp Auth Fac
               Mtg Rfdg Ser A (MBIA Insd) ........              5.250      08/15/24       3,196,710
      1,500 South Carolina Jobs Econ Dev
               Auth Indl Rev Elec & Gas Co
               Proj Ser A (AMBAC Insd) ...........              5.200      11/01/27       1,581,300
                                                                                       ------------
                                                                                         21,196,952
                                                                                       ------------
            SOUTH DAKOTA 1.1%
      1,000 Minnehaha Cnty, SD Ltd Tax Ctf
               Partn (FSA Insd) ..................              5.000      12/01/20       1,061,370
      1,250 South Dakota St Hlth & Ed Fac
               Auth Rev Childrens Care Hosp
               Rfdg ..............................              6.125      11/01/29       1,308,488
                                                                                       ------------
                                                                                          2,369,858
                                                                                       ------------

            TENNESSEE 4.2%
      1,250 Chattanooga, TN Hlth Ed & Hsg
               Fac Brd Rev CDFI Phase I LLC
               Proj Rfdg Ser B ...................              6.000      10/01/35       1,315,838
      1,500 Elizabethton, TN Hlth & Ed Fac
               Brd Rev Hosp First Mtg Impt &
               Rfdg Ser B ........................              8.000      07/01/33       1,755,375
      1,000 Johnson City, TN Hlth & Ed Fac
               Brd Hosp Rev First Mtg MTN St
               Hlth Rfdg Ser A (MBIA Insd) .......              7.500      07/01/25       1,195,270
      3,000 Sullivan Cnty, TN Hlth Ed & Hsg
               Fac Brd Hosp Rev Wellmont
               Hlth Sys Proj Ser C ...............              5.250      09/01/26       3,152,010
      2,000 Sullivan Cnty, TN Hlth Ed & Hsg
               Fac Brd Hosp Rev Wellmont
               Hlth Sys Proj Ser C ...............              5.250      09/01/36       2,087,139
                                                                                       ------------
                                                                                          9,505,632
                                                                                       ------------
            TEXAS   9.3%
      1,000 Alliance Arpt Auth Inc TX Spl
               Fac Rev FedEx Corp Proj Rfdg
               (AMT) .............................              4.850      04/01/21       1,012,640
      3,000 Austin, TX Conv Enterprises Inc
               Convention Ctr Second Tier Rfdg
               Ser B .............................              5.750      01/01/34       3,205,560
      1,190 Brazos Riv Auth TX Pollutn Ctl
               Rev Adj TXU Elec Co Proj Rfdg
               Ser C (AMT) .......................              5.750      05/01/36       1,260,079
      2,000 Dallas-Fort Worth, TX Intl Arpt
               Rev Jt Ser A (FSA Insd)
               (AMT) .............................              5.500      11/01/21       2,159,220
      5,720 Houston, TX Util Sys Rev First
               Lien Rfdg Ser A (FSA Insd) ........              5.250      05/15/21       6,149,114
      1,250 Matagorda Cnty, TX Navig Dist
               No 1 Rev Coll Centerpoint
               Energy Proj Rfdg ..................              5.600      03/01/27       1,325,050

      2,000 North Cent, TX Hlth Fac Dev
               Corp Rev Hosp Childrens Med
               Ctr Dallas (AMBAC Insd) ...........              5.250      08/15/32       2,105,520
      3,500 San Antonio, TX Elec & Gas Sys
               Ser A .............................              5.000      02/01/24       3,698,660
                                                                                       ------------
                                                                                         20,915,843
                                                                                       ------------
            VIRGINIA 1.2%
      1,000 Richmond, VA Indl Dev Auth
               Govt Fac Rev Bds (AMBAC
               Insd) .............................              5.000      07/15/15       1,079,610
      1,400 Tobacco Settlement Fin Corp VA
                Asst Bkd .........................              5.500      06/01/26       1,489,796
                                                                                        -----------
                                                                                          2,569,406
                                                                                        -----------
            WASHINGTON 8.2%
      1,500 Chelan Cnty, WA Pub Util Dist No
               001 Cons Rev Chelan Hydro
               Ser A (MBIA Insd) (AMT) ...........              5.600      01/01/36       1,597,965
      1,370 Energy Northwest WA Elec Rev
               Proj No 3 Rfdg Ser A (FSA
               Insd) .............................              5.500      07/01/18       1,469,941
      1,000 Grant Cnty, WA Pub Util Dist No
               002 Wanapum Hydro Elec Rev
               Rfdg Ser B (MBIA Insd)
               (AMT) .............................              5.375      01/01/18       1,041,180
      3,465 Seattle, WA Drain & Wastewtr
               Rev Rfdg (FGIC Insd) (g) ..........              5.250      07/01/21       3,685,201
      5,000 Spokane, WA Pub Fac Dist Hotel
               Motel & Sales Use Tax (MBIA
               Insd) .............................              5.250      09/01/33       5,313,350
      2,000 Washington St Hlthcare Fac
               Overlake Hosp Med Ctr Ser B
               (ACA Insd) ........................              5.000      07/01/30       2,065,800
      3,000 Washington St Ser B ..................              5.500      05/01/18       3,276,480
                                                                                       ------------
                                                                                         18,449,917
                                                                                       ------------


            WEST VIRGINIA   1.2%
      2,450 West Virginia Univ Rev Impt WV
               Univ Proj Ser C (FGIC Insd) .......              5.000      10/01/27       2,576,371
                                                                                       ------------

            WISCONSIN 0.6%
      1,205 Wisconsin St Hlth & Ed Fac Auth
               Rev (ACA Insd) (Prerefunded
               @ 05/15/10) .......................              6.150      05/15/25       1,290,495
                                                                                       ------------

            PUERTO RICO   2.6%
      4,800 Puerto Rico Comwlth Hwy &
               Tran Auth Hwy Rev Rfdg Ser
               Y (FSA Insd) (i) ..................              6.250      07/01/21       5,911,776
                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS   184.2%
  (Cost $398,132,801).............................                                      413,797,612
                                                                                       ------------

SHORT-TERM INVESTMENTS  5.1%
MUNICIPAL BONDS   5.1%
      2,800 Curators Univ MO Sys Fac Rev Ser A (c) (j).......   3.730      11/01/32       2,800,000
        800 Massachusetts St Hlth & Ed Fac Auth Rev
               Cap Assets Pgm Ser D (MBIA Insd) (c) (j)......   3.650      01/01/35         800,000
      1,200 Missouri St Hlth & Ed Fac Auth Ed Fac Rev
               Saint Louis Univ Ser A (c) (j) ...............   3.700      10/01/35       1,200,000
      6,800 Mount Vernon, IN Pollutn Ctl & Solid Waste
               Disp Rev General Elec Co Proj (c) (j).........   3.650      12/01/14       6,800,000

TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,600,000)...............................................................      11,600,000
                                                                                       ------------
TOTAL INVESTMENTS  189.3%
  (Cost $409,732,801)..............................................................     425,397,612

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (30.5%)
  (Cost ($68,600,000))
(68,600) Notes with interest ranging from 3.640% to 3.680% at January 31, 2007 and
         contractual maturities of collateral ranging from 2024 to 2041 (b)........     (68,600,000)
                                                                                       ------------

TOTAL NET INVESTMENTS 158.8%
  (Cost $341,132,801)..............................................................     356,797,612
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.3%)......................................      (2,940,500)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.5%)........................    (129,174,025)
                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%......................................    $224,683,087
                                                                                       ============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.2% of net assets applicable to common shares.

(b) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.

(c)  Variable Rate Coupon

(d)  Escrowed to Maturity

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)  The Trust owns 100% of the outstanding bond issuance.

(h)  Security purchased on a when-issued or delayed delivery basis.

(i) All or a portion of this security has been physically segregated in connection with open futures contracts.

(j) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(k)  Underlying security related to Inverse Floaters entered into by the Trust.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                  UNREALIZED
                                                                                 APPRECIATION/
                                                                CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
  (Current Notional Value of $106,750 per contract)........           581         $  1,316,942

U.S. Treasury Bonds Futures, March 2007 (Current
  Notional Value of $110,125 per contract) ................           274              518,959
                                                               -----------        ------------
                                                                       855        $  1,835,901
                                                               ===========        ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007